Right-Of-Use Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) site	Dec. 31, 2020 USD ($)
Right Of Use Asset Roll Forward [Roll Forward]
Beginning balance	$ 101.0	$ 104.1
Additions	42.6	27.9
Additions through business combination (note 3)	5.1
Depreciation	(32.0)	(30.3)
Write-down of assets and lease terminations	(0.3)	(1.1)
Foreign exchange and other	(2.6)	0.4
Ending balance	113.8	101.0
Reduction for tenant improvement allowances	$ 0.4	4.2
Number of sites | site	1
Land
Right Of Use Asset Roll Forward [Roll Forward]
Beginning balance	$ 7.1	7.0
Additions	0.1	0.7
Additions through business combination (note 3)	4.3
Depreciation	(0.5)	(0.6)
Write-down of assets and lease terminations	0.0	0.0
Foreign exchange and other	(0.3)	0.0
Ending balance	10.7	7.1
Buildings
Right Of Use Asset Roll Forward [Roll Forward]
Beginning balance	91.7	94.7
Additions	42.1	26.9
Additions through business combination (note 3)	0.8
Depreciation	(31.0)	(29.2)
Write-down of assets and lease terminations	(0.3)	(1.1)
Foreign exchange and other	(2.3)	0.4
Ending balance	101.0	91.7
Other
Right Of Use Asset Roll Forward [Roll Forward]
Beginning balance	2.2	2.4
Additions	0.4	0.3
Additions through business combination (note 3)	0.0
Depreciation	(0.5)	(0.5)
Write-down of assets and lease terminations	0.0	0.0
Foreign exchange and other	0.0	0.0
Ending balance	$ 2.1	$ 2.2